Transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Transactions with related parties
Borrowings	kr 295,000	kr 287,462
Swedish government
Transactions with related parties
Ownership interest in reporting company	100.00%
Companies and organizations that are controlled through a common owner
Transactions with related parties
Percentage of company's outstanding loan guaranteed	44.00%	39.00%
EKN
Transactions with related parties
Remuneration to EKN for the guarantees paid	kr 45	kr 26
Credit facility with the Swedish National Debt Office | Swedish National Debt Office
Transactions with related parties
Credit facility, granted by the government	200,000	200,000	kr 175,000
Commercial export credits limit for credit facility	15,000	15,000	kr 13,000
Borrowings	kr 10,000	kr 10,000